Debt (Tables)	6 Months Ended
Jun. 30, 2016
Debt Disclosure [Abstract]
Components of Debt
As of June 30, 2016 and December 31, 2015, our debt was as follows:

(in thousands of $)	June 30, 2016	December 31, 2015
Golar Arctic facility	76,550	80,200
Golar Viking facility	59,896	62,500
Convertible bonds	246,158	243,369
GoFLNG Hilli facility	150,000	50,000
Hilli shareholder loans	49,066	49,066
$1.125 billion facility	334,633	682,598
ICBC VIE loans	720,463	710,328
Seal SPV loan	157,120	—
Total debt	1,793,886	1,878,061
Less: Deferred financing costs, net	(28,330)	(42,154)
Total debt net of deferred financing costs*	1,765,556	1,835,907

* Excludes debt that is recorded within liabilities held-for-sale (see note 4).